DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Financial Instruments, Liabilities [Member]
DERIVATIVE LIABILITY [Line Items]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following are the key assumptions used in connection with the valuation of the conversion option on the date of issuance and at December 31, 2014:

Number of shares convertible into	750,000
Fair market value of stock	$0.51
Conversion Price	$0.57
Volatility	131%
Risk-free interest rate	0.13%
Expected dividend yield	0%
Life of Convertible Preferred Stock (year)	1

Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities for the year ended December 31, 2014:

Balance at beginning of year	$-
Additions to conversion option derivative liability at December 30, 2014	150,000
Additions to warrant derivative liability at December 30, 2014	120,000
Change in fair market value of the derivative liabilities	-
Balance at end of year	$270,000

Warrant [Member]
DERIVATIVE LIABILITY [Line Items]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Number of shares underlying the Warrants	375,000
Fair market value of stock	$0.51
Exercise Price	$2.00
Volatility	112.9%
Risk-free interest rate	0.96%
Expected dividend yield	0%
Warrant life (years)	5